PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.2%
Asset-Backed Securities 15.5%
Automobiles 4.0%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25	300	$307,770
Series 2019-01, Class C	3.360	02/18/25	400	416,515
Series 2019-02, Class C	2.740	04/18/25	700	726,975
Series 2019-03, Class C	2.320	07/18/25	1,700	1,752,626
Series 2020-01, Class B	1.480	01/21/25	1,400	1,422,354
Series 2020-02, Class C	1.480	02/18/26	400	407,911
Series 2020-03, Class C	1.060	08/18/26	800	805,388
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22	300	300,713
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,172,797
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	541,856
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,182,390
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,774,943
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,250,152

CarMax Auto Owner Trust, Series 2021-02, Class C	1.340	02/16/27	1,100	1,100,840
Drive Auto Receivables Trust,
Series 2019-03, Class B	2.650	02/15/24	419	421,457
Series 2020-02, Class B	1.420	03/17/25	600	605,781
Series 2021-01, Class B	0.650	07/15/25	1,000	1,001,468
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,166,591
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,663,063
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,425,805
Series 2020-02, Class A, 144A	1.060	04/15/33	5,300	5,268,494
Series 2021-01, Class B, 144A	1.610	10/17/33	630	631,268
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A	3.170	03/15/25	2,500	2,630,311
Series 2019-02, Class A	3.060	04/15/26	200	214,196
Series 2020-02, Class A	1.060	09/15/27	2,800	2,800,132

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	208,510
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	2,132,583
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A	3.430	12/16/24	679	682,897
Series 2019-01A, Class A, 144A	3.630	09/14/27	3,700	4,006,449
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	1,300	1,323,765
Series 2019-03, Class B	2.280	09/15/23	1,271	1,275,192

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, (cont’d.)
Series 2019-03, Class C	2.490%	10/15/25	800	$813,147
Series 2020-02, Class C	1.460	09/15/25	600	607,851
Series 2020-03, Class C	1.120	01/15/26	2,100	2,116,391
Series 2020-04, Class C	1.010	01/15/26	1,400	1,408,823
Series 2021-01, Class C	0.750	02/17/26	2,700	2,697,052

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	1,018,745
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,712,738
Series 2019-A, Class C	2.380	12/15/25	300	309,159
				56,305,098
Collateralized Loan Obligations 9.1%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.536(c)	10/25/32	2,000	2,002,468
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.580(c)	01/19/33	5,000	5,013,096
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32	1,500	1,501,397
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	1.254(c)	10/15/28	7,168	7,167,761
Ares CLO Ltd. (Cayman Islands), Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.456(c)	10/25/31	3,000	3,004,218
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29	250	250,184
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	1.014(c)	04/22/27	2,717	2,705,614
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.474(c)	10/15/33	5,000	5,002,780
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.230(c)	07/17/28	677	675,886

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.260%(c)	07/18/30	1,000	$996,976
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.326(c)	04/24/34	5,500	5,505,445
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	10/15/30	500	500,036
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.524(c)	10/15/32	1,250	1,252,002

Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	04/15/29	750	750,052
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.508(c)	01/20/32	1,500	1,500,607
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.418(c)	04/20/31	746	745,845
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.208(c)	04/20/31	1,000	995,898

CBAM Ltd. (Cayman Islands), Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.548(c)	10/20/32	4,000	4,007,034
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.390(c)	10/17/31	1,000	999,032
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.404(c)	07/15/30	750	750,038
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.338(c)	04/20/34	7,000	6,974,037
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.206(c)	04/26/31	1,000	1,000,001
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	07/22/32	1,250	1,251,096
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.195(c)	02/05/31	248	248,497

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364%(c)	01/15/31	500	$500,118
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A	—(p)	07/20/34	5,250	5,250,000
Madison Park Funding Ltd. (Cayman Islands), Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.198(c)	01/20/29	3,827	3,828,073
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.306(c)	04/21/31	988	988,187
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.310(c)	07/19/28	4,239	4,238,700
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.338(c)	07/20/31	1,250	1,250,028

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.394(c)	01/16/31	1,250	1,250,065
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.438(c)	10/12/30	468	467,588
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.304(c)	07/15/31	2,000	2,001,527

Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.506(c)	01/25/32	2,500	2,503,310
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.468(c)	10/13/31	8,355	8,361,052
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	07/15/30	250	250,062
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.518(c)	07/20/32	2,500	2,501,599

Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.238(c)	07/20/30	3,875	3,864,910
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.514(c)	10/15/32	2,000	2,001,738

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434%(c)	10/22/30	981	$980,765
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.436(c)	10/30/30	495	494,692
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.578(c)	07/20/32	1,250	1,250,335

Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.320(c)	01/17/31	1,000	999,380
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.554(c)	07/15/32	4,000	4,001,687
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.351(c)	07/25/31	250	250,001
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.218(c)	04/20/31	990	988,633
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.508(c)	10/20/32	5,000	5,007,649
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.246(c)	01/26/31	1,000	999,011
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.558(c)	01/20/32	3,250	3,252,228

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.430(c)	01/17/30	991	992,035
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.328(c)	01/20/31	1,000	999,683
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.648(c)	07/20/32	1,250	1,256,258
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.394(c)	10/15/30	747	746,917
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.090(c)	01/18/29	944	943,998

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.258%(c)	01/20/31	1,000	$1,000,353

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.290(c)	07/17/31	2,500	2,500,914
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/22/31	500	500,605
Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.688(c)	04/20/32	4,500	4,511,160
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.554(c)	07/15/29	243	242,996
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30	244	244,406
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.134(c)	04/15/29	725	723,184
				126,943,847
Consumer Loans 0.4%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.912(c)	09/14/32	46	46,471
Series 2018-01A, Class A, 144A	3.300	03/14/29	228	228,296
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,047,973
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,700	1,724,766

Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	500	507,163
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24	400	403,796
Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28	900	900,260
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	992	1,001,053
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	267	267,826
				6,127,604

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30	2,100	$2,442,797
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	290	292,500
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	837,380
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	214,227
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	850,388
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,252,828
				3,447,323
Home Equity Loans 0.1%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	0.841(c)	08/25/35	734	732,720
Manufactured Housing 0.1%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	792	807,469
Residential Mortgage-Backed Securities 0.4%
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.261	04/25/38	1,905	1,916,487
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	117	117,267
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	271	271,294
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	473	474,674
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	278	283,268
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	391	403,111

RAAC Series Trust, Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	1.306(c)	09/25/47	63	63,631
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.706(c)	02/25/57	400	400,440
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	593	611,157

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106%(c)	10/25/59	315	$317,363
Series 2020-04, Class A1, 144A	1.750	10/25/60	1,087	1,104,083
				5,962,775
Student Loans 1.0%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	316	324,175
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	256	265,933
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,205	1,222,958

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	1,869	1,888,317
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	175	178,047
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	323	329,367
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	276	282,519
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	582	590,196
Series 2018-CA, Class A2, 144A	3.520	06/16/42	341	347,817
Series 2019-CA, Class A2, 144A	3.130	02/15/68	723	739,492
Series 2020-BA, Class A2, 144A	2.120	01/15/69	1,100	1,117,279
Series 2020-DA, Class A, 144A	1.690	05/15/69	901	910,552
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	855	872,558
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	513	535,382
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	1,054	1,076,001
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	691	708,370
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,500	1,555,627
Series 2020-C, Class AFX, 144A	1.950	02/15/46	1,013	1,030,868
				13,975,458

Total Asset-Backed Securities (cost $214,092,570)				216,745,091
Commercial Mortgage-Backed Securities 17.0%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	5,671,926
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	316,701

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK,
Series 2019-BN20, Class A2	2.758%	09/15/62	6,800	$7,128,989
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,302,614
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,878,111
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	5,003,887
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,599,341
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,501,762
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	9,121,437
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	506,837
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.837(c)	03/15/37	6,000	5,984,900
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,524,531
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,161,765
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,274,098
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,722,627
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,788,551
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,508,979
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,670,966
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,624,591
Series 2021-B24, Class A4	2.264	03/15/54	2,800	2,826,132

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.915(c)	12/15/36	2,794	2,795,179
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	3,020,200
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	518,759
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,750,630

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,882	3,025,839
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,973	2,126,644
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,148,949
Series 2016-C03, Class A3	2.896	11/15/49	900	957,536
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,817,295
Series 2019-C07, Class A3	2.860	12/15/72	4,400	4,630,059
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,109,232
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,627,694
Series 2015-PC01, Class A4	3.620	07/10/50	2,463	2,534,097
Series 2016-COR01, Class A3	2.826	10/10/49	800	846,817

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127%	06/15/50	1,200	$1,266,351
Series 2021-C20, Class A2	2.486	03/15/54	5,800	5,904,822
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	685,961
Series 2020-C09, Class A4	1.644	09/15/53	5,800	5,626,861
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.482(cc)	07/25/28	416	453,720
Series 2019-M21, Class 3A1	2.100	06/25/34	6,942	7,136,688
Series 2019-M22, Class A1	2.104	08/25/29	3,665	3,839,767
Series 2019-M25, Class A1	2.142	11/25/29	4,275	4,440,808
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class AM	3.315	08/25/27	1,500	1,670,286
Series K069, Class AM	3.248(cc)	09/25/27	300	332,440
Series K070, Class AM	3.364	12/25/27	425	474,514
Series K075, Class AM	3.650(cc)	02/25/28	1,075	1,223,490
Series K076, Class AM	3.900	04/25/28	800	919,704
Series K077, Class AM	3.850(cc)	05/25/28	340	392,929
Series K078, Class AM	3.920	06/25/28	1,025	1,186,530
Series K079, Class A2	3.926	06/25/28	1,000	1,162,184
Series K079, Class AM	3.930	06/25/28	1,350	1,563,770
Series K080, Class AM	3.986(cc)	07/25/28	7,860	9,118,792
Series K081, Class AM	3.900(cc)	08/25/28	1,100	1,276,082
Series K086, Class AM	3.919(cc)	12/25/28	350	406,211
Series K087, Class AM	3.832(cc)	12/25/28	450	518,101
Series K089, Class AM	3.633(cc)	01/25/29	11,315	12,935,695
Series K091, Class AM	3.566	03/25/29	2,000	2,282,303
Series K157, Class A2	3.990(cc)	05/25/33	800	946,396
Series K730, Class AM	3.590(cc)	01/25/25	4,100	4,497,859
Series KC03, Class A2	3.499	01/25/26	1,350	1,447,093
Series KW08, Class A2	3.600	01/25/29	4,500	5,137,336
Series W5FX, Class AFX	3.336(cc)	04/25/28	2,375	2,634,037

GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.814(c)	11/21/35	1,400	1,400,718
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	970	1,033,757
Series 2015-GC34, Class A3	3.244	10/10/48	4,322	4,552,615

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	875	927,537
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,387	1,488,557

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	973	$1,014,309
Series 2016-JP03, Class A4	2.627	08/15/49	700	731,182
Series 2017-JP05, Class A4	3.457	03/15/50	560	613,889
Series 2017-JP07, Class ASB	3.241	09/15/50	575	619,661

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,702,069
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	953,577
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,261,283
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	861,926
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,918,793
Series 2018-C09, Class A3	3.854	03/15/51	750	823,938
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,585,761
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,573,661

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	105,043
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,236,937
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,974,417
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,577,170
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,081,804
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,529,876
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,237,986
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,285,908
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,712,433
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,093,138
Series 2020-C57, Class A3	1.864	08/15/53	5,300	5,171,273
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,932,317

Total Commercial Mortgage-Backed Securities (cost $230,829,861)				238,509,940
Corporate Bonds 31.9%
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	1,075	1,007,742
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	357,692
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,531,832
Sr. Unsec’d. Notes	3.625	02/01/31	1,945	2,047,317
Sr. Unsec’d. Notes	3.750	02/01/50	830	810,732

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	281	$295,185
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	398,568
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	33,013
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	510,652
Teledyne Technologies, Inc., Sr. Unsec’d. Notes	2.750	04/01/31	5,720	5,770,039
				12,762,772
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes(a)	3.400	05/06/30	630	655,568
Gtd. Notes	3.400	02/04/41	2,010	1,849,122
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.726	03/25/31	2,180	2,092,989
Gtd. Notes	3.222	08/15/24	890	946,965

BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950	06/15/25	1,510	1,655,933
				7,200,577
Airlines 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	76	75,160
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	669	674,262
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	874	1,001,281
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	326	333,631
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	443	432,480
				2,516,814
Auto Manufacturers 0.7%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	668,790

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	495	$495,000
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	301,564
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	1,125	1,147,554
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,421,699

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	1,184,533
General Motors Financial Co., Inc.,
Gtd. Notes	3.450	04/10/22	180	184,065
Gtd. Notes	3.850	01/05/28	490	531,636
Gtd. Notes	4.350	01/17/27	180	200,986
Gtd. Notes	5.250	03/01/26	375	431,660
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,818,322
				9,385,809
Banks 9.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	212,585
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	5,985	6,050,749
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,745,580
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,711,040
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,906,909
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	446,349
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,743,118
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	219,102
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	363,272
Sub. Notes, MTN	4.000	01/22/25	800	880,553
Sub. Notes, MTN	4.450	03/03/26	1,500	1,700,104

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	470,292
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	490,102
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,300	1,405,172
Sr. Unsec’d. Notes	4.375	01/12/26	200	224,294
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	462,879
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,366,178
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	655	673,514

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	435	$446,600
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,117,578
Sub. Notes, 144A, MTN	4.375	09/28/25	710	788,403
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,748,271
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	666,257
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,956,718
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,413,778
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,419,722
Sr. Unsec’d. Notes	3.200	10/21/26	290	314,417
Sr. Unsec’d. Notes	3.400	05/01/26	350	383,284
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	196,126
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	539,883
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	745,980
Sub. Notes	4.400	06/10/25	4,000	4,472,399
Sub. Notes	4.450	09/29/27	840	955,124
Sub. Notes	4.600	03/09/26	945	1,080,024
Sub. Notes	4.750	05/18/46	460	556,269
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,325,578
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,064,934
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	566,659
Sr. Unsec’d. Notes, 144A(a)	2.593(ff)	09/11/25	1,730	1,798,973
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	939,532
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	388,305

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,697,998
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,549,681
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	269,921
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	2,830	2,819,424
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,246,130
Sr. Unsec’d. Notes	3.500	01/23/25	75	81,297
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,338,253
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,751,543
Sr. Unsec’d. Notes	3.850	01/26/27	475	525,713
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	141,490

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sub. Notes	4.250%	10/21/25	250	$280,202
Sub. Notes	5.150	05/22/45	335	430,918

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	216,181
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,941,124
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,927,461
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,575,952
Sr. Unsec’d. Notes	2.950	10/01/26	410	441,832
Sr. Unsec’d. Notes	3.200	01/25/23	100	105,109
Sr. Unsec’d. Notes	3.200	06/15/26	230	249,975
Sr. Unsec’d. Notes	3.300	04/01/26	4,000	4,367,921
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	229,041
Sr. Unsec’d. Notes	3.625	05/13/24	875	954,932
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	395,075
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	4,024,998
Sub. Notes	2.956(ff)	05/13/31	1,855	1,909,237
Sub. Notes	3.875	09/10/24	375	409,985
Sub. Notes	4.250	10/01/27	375	427,731

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,465,014
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	545	552,578
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	333,807
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	839,653
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	524,117
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	507,454
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,383,997
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	4,026,348
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,585,244
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	341,200
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	398,464
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,308,325
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	220	236,131
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	839,972

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	438,785
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,754,994

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

State Bank of India (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	01/24/24	630	$679,696
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,623,992
Sr. Unsec’d. Notes	2.442	10/19/21	235	237,317

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	467,640
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24	2,340	2,338,019
Truist Bank, Sub. Notes(a)	2.250	03/11/30	2,840	2,802,191
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	350	355,592
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	570	586,580
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,241,605
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,770,428
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,984,354
				128,889,227
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	212,906
Gtd. Notes	4.900	02/01/46	650	776,500
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,230,892
Gtd. Notes	5.550	01/23/49	900	1,163,355

Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28	450	521,630
Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,627,169
Keurig Dr. Pepper, Inc.,
Gtd. Notes(a)	2.250	03/15/31	2,600	2,556,488
Gtd. Notes	3.551	05/25/21	370	370,710
				8,459,650
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.200	02/21/27	2,000	2,067,378

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	220	$229,559
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	460	400,758
				2,697,695
Building Materials 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	448,234
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	891,449

Masco Corp., Sr. Unsec’d. Notes	4.500	05/15/47	600	702,767
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	933,545
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	903,863
				3,879,858
Chemicals 0.2%
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	268,386
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	1,171,885
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	44,677
Sr. Unsec’d. Notes	5.250	01/15/45	340	433,899

Nutrition & Biosciences, Inc., Gtd. Notes, 144A	3.268	11/15/40	350	346,152
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	213,504
Gtd. Notes	6.500	09/27/28	400	443,174
				2,921,677
Commercial Services 0.7%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	393,450
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	608,337
Gtd. Notes, 144A	3.300	10/15/22	750	780,078
Gtd. Notes, 144A	4.500	02/15/45	75	87,865

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%	03/08/30	1,735	$1,777,576
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	606,418
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	804,654
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,889,196
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	177,094
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	646,114
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	409,905
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,331,879
				9,512,566
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	2.650	05/11/50	2,095	1,945,456
Sr. Unsec’d. Notes	3.850	08/04/46	525	602,686

NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,509,608
				4,057,750
Diversified Financial Services 0.5%
BOC Aviation USA Corp. (Singapore), Gtd. Notes, 144A, MTN	1.625	04/29/24	635	637,028
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,742,627
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,807,533
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	186,977
				6,374,165

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$514,266
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	982,946
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	79,457
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	690,456
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	1,810	1,856,178
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	2.900	06/15/50	100	95,506
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	200,501
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	508,307
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	310,876
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	43,988
First Mortgage	4.000	03/01/48	115	131,753
First Mortgage, Series 123	3.750	08/15/47	775	856,955
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	45,838
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	875,573

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	160,904
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	69,015
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	58,601
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	428,494
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	373,225
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	152,857
Sr. Unsec’d. Notes	3.950	08/15/47	185	196,737
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	654,182
First Mortgage	3.400	10/01/46	185	193,656

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC, (cont’d.)
First Mortgage	4.200%	07/15/48	205	$242,654
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,643,618
First Mortgage	3.700	10/15/46	75	81,638

Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	81,990
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	688,565
Gtd. Notes, 144A	3.500	04/06/28	475	513,661
Gtd. Notes, 144A	3.625	05/25/27	230	250,614
Gtd. Notes, 144A	4.625	09/14/25	240	272,470

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	205,571
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	2,023,537
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	260	269,727
Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	196,203
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,156,385
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,241,050
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	361,840
Florida Power & Light Co., First Mortgage	3.150	10/01/49	1,420	1,462,204
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	232,694
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	1,040,212
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30	240	265,887
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	261,215
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	257,418
First Mortgage	4.250	07/15/49	350	421,950

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	916,855

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395%	04/09/30	915	$984,937
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21	2,100	2,114,881
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	281,268
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,218,365

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	289,477
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	64,160
PacifiCorp, First Mortgage	2.700	09/15/30	890	920,385
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	178,922
First Mortgage	3.050	03/15/51	1,540	1,546,231
First Ref. Mortgage	4.800	10/15/43	120	148,966

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,505,916
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	362,722
Gtd. Notes	5.000	03/15/44	170	207,832

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	231,211
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	274,577
First Mortgage, Series 34	3.200	03/01/50	720	737,666
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	388,292
First Mortgage, MTN	2.700	05/01/50	390	365,572
First Mortgage, MTN	3.200	05/15/29	1,265	1,368,536
First Mortgage, MTN	3.600	12/01/47	95	103,808
First Mortgage, MTN	3.700	05/01/28	590	657,461

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,074,974
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	490,625
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	288,700
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	715,428

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	355	$385,113
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	504,464
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,467,921
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	54,364
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	590,571
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,571,959
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	576,352
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	557,732
				46,797,617
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	821,540
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	208,151
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	215,222
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	611,702
				1,035,075
Foods 0.5%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	376,872
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	2,162,329
J.M. Smucker Co. (The), Gtd. Notes	3.000	03/15/22	115	117,608
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	102	107,570
Gtd. Notes	4.875	10/01/49	900	1,032,749

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	65	$69,349
Mars, Inc., Gtd. Notes, 144A(a)	3.950	04/01/49	580	663,305
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	503,406
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250	08/23/21	985	989,225
Sr. Unsec’d. Notes	5.100	09/28/48	710	910,258
				6,932,671
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	238,993
Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,232,873
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	329,129
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	2,055	1,911,960
Sr. Unsec’d. Notes	3.600	05/01/30	395	431,620

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	478,959
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	577,926
				4,962,467
Hand/Machine Tools 0.1%
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	2,190	2,020,623
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	286,599
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.133	03/25/25	105	116,848
				403,447

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500%	11/15/24	100	$108,378
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,163,981
Sr. Unsec’d. Notes	6.750	12/15/37	170	244,816

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	262,429
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	278,978
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	276,168
Unsec’d. Notes	4.847	11/15/53	500	674,209

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	618,872
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	91,573
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	759,335
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,897,040
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	797,122
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	432,545
Unsec’d. Notes, Series H	2.746	10/01/26	40	42,715
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,984,804
Sr. Unsec’d. Notes	3.500	03/30/25	190	206,945

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	196,056
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	516,876
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	100,195
				10,653,037
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26	35	38,987

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750%	07/10/25	410	$451,492
Sr. Unsec’d. Notes	4.500	07/16/44	410	473,967

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	118,819
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	124,639
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	1,113,275
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,271,210
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	190,961
Gtd. Notes, 144A	3.951	10/15/50	450	474,171

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	156,679
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,747,310
Sr. Unsec’d. Notes	3.625	03/30/23	400	422,100
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,488,987
Sr. Unsec’d. Notes	5.000	04/05/46	350	441,070
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	113,720
Gtd. Notes	4.300	11/15/46	140	162,562
Gtd. Notes	4.350	05/15/43	85	98,015
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	921,352
Sub. Notes, 144A	4.900	09/15/44	120	149,640

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	601,900
				10,521,869
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	2,097,639

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$1,292,877
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	265,988
				1,558,865
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	04/09/30	735	765,946
Machinery-Diversified 0.0%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	122,463
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	76,440
				198,903
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	3,225	3,192,960
Sr. Sec’d. Notes	3.700	04/01/51	360	339,860
Sr. Sec’d. Notes	3.900	06/01/52	440	427,559
Sr. Sec’d. Notes	4.800	03/01/50	335	368,157
Sr. Sec’d. Notes	5.375	05/01/47	530	621,200
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,230,685
Sr. Sec’d. Notes	6.484	10/23/45	400	529,281

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	319,225
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	856,625
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	2,180,935
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	500	587,138

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	177	208,092
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	180,040
ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375	03/15/43	1,500	1,624,883
				14,666,640

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	$254,459
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	828,692
Gtd. Notes	2.800	10/01/29	1,270	1,314,556

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	139,253
				2,536,960
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	300	301,884
Sr. Unsec’d. Notes	2.750	01/06/23	185	191,353
Sr. Unsec’d. Notes	3.250	02/11/22	95	96,939
				590,176
Oil & Gas 1.8%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	2,124,409
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	926,995
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,574,549
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,359,007
Sr. Unsec’d. Notes	6.250	03/15/38	175	229,007
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	160,630
Sr. Unsec’d. Notes	5.400	06/15/47	384	437,987
Sr. Unsec’d. Notes	6.750	11/15/39	350	444,443
Chevron USA, Inc.,
Gtd. Notes	3.900	11/15/24	425	468,873
Gtd. Notes	5.050	11/15/44	435	553,662
ConocoPhillips,
Gtd. Notes, 144A	3.750	10/01/27	2,000	2,227,280
Gtd. Notes, 144A	4.300	08/15/28	1,110	1,266,006
Gtd. Notes, 144A	4.875	10/01/47	55	68,661
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	2,300	2,408,825
Gtd. Notes	4.500	04/15/23	146	153,022

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Equinor ASA (Norway), Gtd. Notes	2.375%	05/22/30	1,110	$1,123,247
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	1,190	1,311,850
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800	09/15/37	200	250,396
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	224,966
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	416,059
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	119,029
Sr. Unsec’d. Notes	7.875	09/15/31	250	304,416

Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	254,983
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	154	131,350
Gtd. Notes	6.490	01/23/27	1,048	1,107,820
Gtd. Notes	6.500	03/13/27	1,020	1,077,871
Gtd. Notes	7.690	01/23/50	398	383,186
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,152,049
Gtd. Notes, MTN	6.875	08/04/26	870	944,522

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	599,001
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	235,972
				25,040,073
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	534,139
Packaging & Containers 0.6%
Berry Global, Inc., Sr. Sec’d. Notes, 144A	1.570	01/15/26	4,740	4,708,808
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	3,061,956
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	639,088
				8,409,852

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600%	05/14/25	105	$114,792
Sr. Unsec’d. Notes	4.250	11/21/49	2,295	2,607,404
Sr. Unsec’d. Notes	4.500	05/14/35	550	646,172
Sr. Unsec’d. Notes	4.550	03/15/35	360	425,749
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,584,479
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	1,208,203

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	59,225
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.831(c)	06/25/21	335	335,192
Gtd. Notes, 144A	3.500	06/25/21	200	200,376

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	151,693
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	134,632
Sr. Unsec’d. Notes	4.250	10/26/49	395	468,350
Sr. Unsec’d. Notes	4.350	11/15/47	475	569,985
Sr. Unsec’d. Notes	5.000	08/15/45	175	226,655
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	291,314
Gtd. Notes	3.400	03/01/27	325	354,913
Gtd. Notes	4.375	10/15/28	1,950	2,232,652
Gtd. Notes(a)	4.500	02/25/26	700	797,809
Sr. Unsec’d. Notes	2.375	03/15/31	835	824,454
Sr. Unsec’d. Notes	2.400	03/15/30	780	780,377
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	355,331
Sr. Unsec’d. Notes	4.300	03/25/28	1,143	1,300,720
Sr. Unsec’d. Notes	4.780	03/25/38	85	101,635
Sr. Unsec’d. Notes	5.125	07/20/45	465	579,126
Sr. Unsec’d. Notes	5.300	12/05/43	155	196,376

Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	2,990	2,738,228
Mylan, Inc., Gtd. Notes	5.200	04/15/48	1,250	1,452,944
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	236,305
Gtd. Notes	3.200	09/23/26	1,220	1,325,458

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes, 144A	3.850%	06/22/40	1,065	$1,085,917
Gtd. Notes, 144A	4.000	06/22/50	850	845,940
				24,232,406
Pipelines 1.5%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,347,326
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,854,154
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	622,781
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	50	50,254
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	484,090
Sr. Unsec’d. Notes	5.000	05/15/50	565	596,405
Sr. Unsec’d. Notes	6.250	04/15/49	910	1,088,549
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	570	525,539
Gtd. Notes	3.700	01/31/51	445	445,494

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	280,045
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,684,762
Sr. Unsec’d. Notes	4.000	02/15/25	130	142,149
Sr. Unsec’d. Notes	4.500	04/15/38	270	296,988
Sr. Unsec’d. Notes	4.875	06/01/25	200	225,753
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,876
Sr. Unsec’d. Notes	5.500	02/15/49	210	256,036

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	365,915
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30	2,415	2,452,100
Gtd. Notes	4.450	09/01/49	1,000	1,038,076
Gtd. Notes	4.500	03/15/50	195	203,110
Gtd. Notes	4.950	07/13/47	85	93,444

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	310	336,016

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550%	12/15/29	350	$355,195
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,108,585
Sr. Unsec’d. Notes	4.700	06/15/44	170	163,617
Sr. Unsec’d. Notes	5.150	06/01/42	105	107,685

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	151,281
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	321,341
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	657,054
Sr. Unsec’d. Notes	4.600	03/15/48	500	580,571
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	680,471
Sr. Unsec’d. Notes	5.300	03/01/48	320	329,385
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	387,627
Sr. Unsec’d. Notes	4.300	03/04/24	325	354,422
Sr. Unsec’d. Notes	4.850	03/01/48	55	62,397
Sr. Unsec’d. Notes	5.400	03/04/44	400	478,192
				21,132,685
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.000	05/18/32	1,645	1,562,244
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	652,895
Prologis LP, Sr. Unsec’d. Notes(a)	1.250	10/15/30	2,765	2,545,655
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	302,417
Sr. Unsec’d. Notes	3.250	01/15/31	985	1,056,241

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,384,032
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	821,510
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,620,287
				10,945,281

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.5%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	940	$1,027,641
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	575,658
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50	1,515	1,697,735
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	850	964,882
Ross Stores, Inc., Sr. Unsec’d. Notes	1.875	04/15/31	3,350	3,169,214
				7,435,130
Semiconductors 0.7%
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	558	597,914
Gtd. Notes	3.459	09/15/26	884	957,999
Gtd. Notes	5.000	04/15/30	2,040	2,348,005
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,837	1,862,387

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670	09/01/23	4,000	4,174,569
				9,940,874
Software 0.6%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50	1,080	927,710
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250	03/01/31	2,870	2,827,565
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	177,674
Sr. Unsec’d. Notes	2.675	06/01/60	1,000	927,605
Sr. Unsec’d. Notes	3.041	03/17/62	335	336,254

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,358,274
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,511,611
				8,066,693
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30	170	191,653

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	60	$67,944
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	228	217,246
Sr. Unsec’d. Notes, 144A(a)	3.500	09/15/53	3,114	2,873,704
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	1,717	1,585,597
Sr. Unsec’d. Notes, 144A	3.800	12/01/57	1,128	1,076,772

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	3,195,863
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	640	599,884
Sr. Sec’d. Notes, 144A	3.300	02/15/51	125	116,729
Sr. Sec’d. Notes, 144A	3.875	04/15/30	4,500	4,910,542
Sr. Sec’d. Notes, 144A	4.375	04/15/40	380	423,295
Sr. Sec’d. Notes, 144A	4.500	04/15/50	505	569,643
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31	4,065	4,079,361
Sr. Unsec’d. Notes	4.500	08/10/33	290	341,534
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,268,852
				21,518,619
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	446,119
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,631,001
				2,077,120
Water 0.2%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,650,134
Sr. Unsec’d. Notes	3.750	09/01/47	25	27,343
Sr. Unsec’d. Notes	4.000	12/01/46	145	164,446

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,408,566
				3,250,489

Total Corporate Bonds (cost $433,959,623)				448,083,376

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.6%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	40	$44,851
California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,467,930
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	399,132
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	33,928
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	35,247
				1,936,237
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	110	117,053
General Obligation Unlimited, Series D	5.000	11/01/22	895	952,969
				1,070,022
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	392,120
North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800%	0.976(c)	07/25/36	700	700,799
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	735,375
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	99,745
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	205,417
				1,040,537
Texas 0.2%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs(a)	5.985	02/01/39	775	1,096,811
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	1,040,244

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376%	07/01/47	555	$622,738
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	365,190
				3,124,983
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	160,358

Total Municipal Bonds (cost $8,003,406)				8,469,907
Residential Mortgage-Backed Securities 6.9%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	3	2,981
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	157	131,983
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28	149	149,443
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.206(c)	07/25/29	168	168,284
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.706(c)	07/25/29	450	450,552
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.506(c)	06/25/30	112	112,213
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	08/26/30	89	89,365
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.766(c)	03/25/31	1,420	1,423,499

Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.861(c)	08/29/22	3,236	3,232,414
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	3	2,789
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,285	1,302,198
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.906(c)	04/25/29	90	90,293

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	1.715%(c)	10/25/33	4,525	$4,530,314
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500	01/25/42	567	634,982
Series 2012-134, Class ZC	2.500	12/25/42	2,600	2,705,475
Series 2014-11, Class VB	4.500	04/25/42	500	566,417

FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.856(c)	03/25/30	161	161,543
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA03, Class M2, 144A, 30 Day Average + 2.100%	2.110(c)	10/25/33	2,885	2,925,667
FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.856(c)	09/25/48	1	1,157
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	87	103,012
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,650	1,797,414
Series 4661, Class BV	3.500	12/15/36	1,000	1,032,911
Series 4717, Class PA	3.000	04/15/45	790	824,271
Series 4739, Class Z	3.500	11/15/47	712	770,411
Series 4765, Class QZ	3.000	03/15/48	3,501	3,748,879

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	2,220	2,225,976
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	962	1,025,995
Series 2016-46, Class JE	2.500	11/20/45	331	346,750
Series 2017-101, Class AB	2.500	07/20/47	850	892,410
Series 2018-07, Class GA	3.000	02/20/47	491	508,695

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	2.920(cc)	09/25/35	25	25,492
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.756(c)	05/25/29	61	60,692
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	253	254,170
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,699	2,736,810
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	993	1,002,899
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	377	377,159
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	10/25/53	1,560	1,563,026

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Mello Warehouse Securitization Trust, (cont’d.)
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806%(c)	02/25/55	2,100	$2,100,000
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.361(c)	01/23/23	445	445,055
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23	425	425,143
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23	825	825,277
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.111(c)	08/10/23	1,365	1,362,422
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.111(c)	08/10/23	7,180	7,166,442
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500%^	0.611(c)	03/10/22	3,400	3,400,000
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.715(c)	12/11/21	8,410	8,412,716
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.615(c)	07/15/21	7,590	7,591,475
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)^	1.307(c)	11/15/21	4,600	4,587,810

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	01/25/48	128	128,357
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	07/25/29	19	18,657
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.756(c)	06/25/57	275	275,062
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22	2,919	2,933,839
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.015(c)	02/27/24	4,959	4,959,229

Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.810(c)	02/25/55	3,145	3,150,499
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.506(c)	03/25/28	17	17,274

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd. (Bermuda), (cont’d.)
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056%(c)	02/25/30	200	$199,148

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	1,052	1,130,291
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	0.876(c)	10/20/27	23	22,650
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.606(c)	05/20/21	3,180	3,180,348
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)^	1.006(c)	04/11/22	3,500	3,500,000
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.756(c)	01/26/54	2,525	2,526,869

Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	0.615(c)	07/19/35	23	22,734
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	1.542(c)	06/25/42	42	41,503
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	1.542(c)	08/25/42	3	2,750
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	0.686(c)	10/25/45	316	315,861

Total Residential Mortgage-Backed Securities (cost $96,386,258)				96,719,952
Sovereign Bonds 0.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	913,218
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	547,333
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	442,450
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	5.000	06/15/45	370	393,601
Sr. Unsec’d. Notes	7.375	09/18/37	175	231,925

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	310,056
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	218,794

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.750%	04/25/22	200	$206,013
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	227,946
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	206,838
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	207,907
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	408,747
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	427,104

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	221,695
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	371,413
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	105,073
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	100	126,178
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	356,797
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	470,587

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	104,842
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	438,948
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	478,412
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	352,499
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	409,167
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	211,380
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	666,833
Sr. Unsec’d. Notes	5.100	06/18/50	60	75,051

Total Sovereign Bonds (cost $8,673,190)				9,130,807
U.S. Government Agency Obligations 19.8%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	2,198	2,155,548
Federal Home Loan Mortgage Corp.	2.000	01/01/32	529	547,501
Federal Home Loan Mortgage Corp.	2.000	10/01/40	537	548,693
Federal Home Loan Mortgage Corp.	2.000	09/01/50	16,131	16,300,888
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,470	2,495,996
Federal Home Loan Mortgage Corp.	2.500	01/01/29	335	350,873
Federal Home Loan Mortgage Corp.	2.500	07/01/31	514	540,826
Federal Home Loan Mortgage Corp.	2.500	01/01/32	269	283,373

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	10/01/32	640	$674,142
Federal Home Loan Mortgage Corp.	2.500	12/01/32	1,163	1,214,941
Federal Home Loan Mortgage Corp.	2.500	09/01/46	248	258,118
Federal Home Loan Mortgage Corp.	2.500	11/01/46	744	776,203
Federal Home Loan Mortgage Corp.	2.500	11/01/49	1,086	1,138,559
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,447	1,507,066
Federal Home Loan Mortgage Corp.	2.500	04/01/51	13,674	14,203,137
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,068	1,133,907
Federal Home Loan Mortgage Corp.	3.000	01/01/37	241	255,305
Federal Home Loan Mortgage Corp.	3.000	12/01/37	106	111,293
Federal Home Loan Mortgage Corp.	3.000	06/01/43	2,218	2,362,706
Federal Home Loan Mortgage Corp.	3.000	07/01/43	379	403,978
Federal Home Loan Mortgage Corp.	3.000	06/01/46	708	749,342
Federal Home Loan Mortgage Corp.	3.000	12/01/46	630	666,111
Federal Home Loan Mortgage Corp.	3.000	01/01/47	698	741,710
Federal Home Loan Mortgage Corp.	3.000	02/01/50	4,220	4,427,375
Federal Home Loan Mortgage Corp.	3.000	06/01/50	889	932,123
Federal Home Loan Mortgage Corp.	3.500	11/01/28	378	411,248
Federal Home Loan Mortgage Corp.	3.500	11/01/37	230	246,332
Federal Home Loan Mortgage Corp.	3.500	06/01/42	292	318,566
Federal Home Loan Mortgage Corp.	3.500	06/01/42	335	364,826
Federal Home Loan Mortgage Corp.	3.500	07/01/42	318	346,522
Federal Home Loan Mortgage Corp.	3.500	09/01/42	386	420,247
Federal Home Loan Mortgage Corp.	3.500	10/01/42	474	518,046
Federal Home Loan Mortgage Corp.	3.500	06/01/43	207	225,902
Federal Home Loan Mortgage Corp.	3.500	05/01/45	279	301,687
Federal Home Loan Mortgage Corp.	3.500	01/01/47	209	224,652
Federal Home Loan Mortgage Corp.	3.500	02/01/47	462	497,385
Federal Home Loan Mortgage Corp.	3.500	11/01/47	341	363,608
Federal Home Loan Mortgage Corp.	3.500	08/01/48	161	171,099
Federal Home Loan Mortgage Corp.	3.500	10/01/48	581	618,422
Federal Home Loan Mortgage Corp.	4.000	12/01/40	94	103,256
Federal Home Loan Mortgage Corp.	4.000	01/01/41	260	286,639
Federal Home Loan Mortgage Corp.	4.000	04/01/42	283	310,471
Federal Home Loan Mortgage Corp.	4.000	10/01/45	175	191,713
Federal Home Loan Mortgage Corp.	4.000	02/01/46	2,546	2,792,572
Federal Home Loan Mortgage Corp.	4.000	05/01/46	179	195,323
Federal Home Loan Mortgage Corp.	4.000	08/01/46	254	278,147
Federal Home Loan Mortgage Corp.	4.000	11/01/47	190	206,030
Federal Home Loan Mortgage Corp.	4.000	04/01/48	299	322,430
Federal Home Loan Mortgage Corp.	4.000	05/01/48	298	320,768
Federal Home Loan Mortgage Corp.	4.000	07/01/48	595	641,412
Federal Home Loan Mortgage Corp.	4.500	06/01/42	110	122,972
Federal Home Loan Mortgage Corp.	4.500	09/01/44	144	161,474
Federal Home Loan Mortgage Corp.	4.500	07/01/45	359	402,862

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.500%	04/01/47	1,702	$1,873,648
Federal Home Loan Mortgage Corp.	4.500	07/01/47	175	192,379
Federal Home Loan Mortgage Corp.	4.500	07/01/47	390	428,564
Federal Home Loan Mortgage Corp.	4.500	11/01/47	736	808,004
Federal Home Loan Mortgage Corp.	4.500	02/01/48	229	250,552
Federal Home Loan Mortgage Corp.	4.500	07/01/48	524	571,613
Federal Home Loan Mortgage Corp.	5.000	08/01/40	225	260,907
Federal Home Loan Mortgage Corp.	5.000	12/01/47	302	333,775
Federal Home Loan Mortgage Corp.	5.000	02/01/48	449	501,988
Federal National Mortgage Assoc.	0.875	08/05/30	1,735	1,619,870
Federal National Mortgage Assoc.	1.500	10/01/50	463	454,473
Federal National Mortgage Assoc.	1.500	11/01/50	1,291	1,266,421
Federal National Mortgage Assoc.	1.500	12/01/50	4,890	4,795,604
Federal National Mortgage Assoc.	1.625	01/07/25	1,545	1,605,562
Federal National Mortgage Assoc.	2.000	08/01/40	2,915	2,977,753
Federal National Mortgage Assoc.	2.000	02/01/41	2,474	2,527,128
Federal National Mortgage Assoc.	2.000	05/01/41	4,648	4,719,818
Federal National Mortgage Assoc.	2.000	10/01/50	15,814	15,979,891
Federal National Mortgage Assoc.	2.000	11/01/50	492	496,786
Federal National Mortgage Assoc.	2.000	01/01/51	3,925	3,971,627
Federal National Mortgage Assoc.	2.000	02/01/51	763	771,108
Federal National Mortgage Assoc.	2.375	01/19/23	180	186,800
Federal National Mortgage Assoc.	2.500	TBA(tt)	10,000	10,374,219
Federal National Mortgage Assoc.	2.500	TBA	11,500	11,902,180
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	684,176
Federal National Mortgage Assoc., 11th District Cost of Funds Index (COFI Rate) + 2.000% (Cap 9.375%, Floor 2.000%)	2.500(c)	08/01/24	5	4,792
Federal National Mortgage Assoc.	2.500	05/01/30	338	355,268
Federal National Mortgage Assoc.	2.500	04/01/31	1,014	1,068,357
Federal National Mortgage Assoc.	2.500	11/01/31	255	268,059
Federal National Mortgage Assoc.	2.500	02/01/43	97	101,932
Federal National Mortgage Assoc.	2.500	06/01/46	500	519,638
Federal National Mortgage Assoc.	2.500	09/01/46	252	262,642
Federal National Mortgage Assoc.	2.500	10/01/46	164	171,095
Federal National Mortgage Assoc.	2.500	10/01/46	263	273,327
Federal National Mortgage Assoc.	2.500	03/01/50	1,004	1,042,645
Federal National Mortgage Assoc.	2.500	08/01/50	5,915	6,142,016
Federal National Mortgage Assoc.	2.500	11/01/50	2,835	2,944,454
Federal National Mortgage Assoc.	3.000	06/01/30	193	204,213
Federal National Mortgage Assoc.	3.000	05/01/31	80	83,937
Federal National Mortgage Assoc.	3.000	12/01/31	258	272,419
Federal National Mortgage Assoc.	3.000	05/01/32	241	254,381
Federal National Mortgage Assoc.	3.000	09/01/32	104	109,240
Federal National Mortgage Assoc.	3.000	11/01/36	178	186,907

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	10/01/42	225	$239,274
Federal National Mortgage Assoc.	3.000	10/01/42	322	342,256
Federal National Mortgage Assoc.	3.000	02/01/43	269	287,147
Federal National Mortgage Assoc.	3.000	04/01/43	388	415,218
Federal National Mortgage Assoc.	3.000	06/01/43	467	496,431
Federal National Mortgage Assoc.	3.000	12/01/45	698	746,332
Federal National Mortgage Assoc.	3.000	05/01/46	949	1,004,635
Federal National Mortgage Assoc.	3.000	09/01/46	828	884,625
Federal National Mortgage Assoc.	3.000	10/01/46	2,916	3,086,564
Federal National Mortgage Assoc.	3.000	11/01/46	1,055	1,120,595
Federal National Mortgage Assoc.	3.000	11/01/46	2,224	2,345,505
Federal National Mortgage Assoc.	3.000	03/01/47	723	764,145
Federal National Mortgage Assoc.	3.000	04/01/47	1,598	1,683,667
Federal National Mortgage Assoc.	3.000	12/01/49	4,574	4,790,596
Federal National Mortgage Assoc.	3.000	02/01/50	3,465	3,631,023
Federal National Mortgage Assoc.	3.000	03/01/50	831	871,020
Federal National Mortgage Assoc.	3.000	06/01/50	1,394	1,462,286
Federal National Mortgage Assoc.	3.500	12/01/29	128	137,662
Federal National Mortgage Assoc.	3.500	12/01/30	118	127,529
Federal National Mortgage Assoc.	3.500	07/01/31	631	680,261
Federal National Mortgage Assoc.	3.500	08/01/31	391	422,664
Federal National Mortgage Assoc.	3.500	02/01/33	215	231,977
Federal National Mortgage Assoc.	3.500	05/01/33	97	104,710
Federal National Mortgage Assoc.	3.500	10/01/41	126	137,120
Federal National Mortgage Assoc.	3.500	04/01/42	269	293,257
Federal National Mortgage Assoc.	3.500	05/01/42	284	309,516
Federal National Mortgage Assoc.	3.500	05/01/42	1,608	1,761,827
Federal National Mortgage Assoc.	3.500	06/01/42	707	772,068
Federal National Mortgage Assoc.	3.500	10/01/42	414	453,748
Federal National Mortgage Assoc.	3.500	10/01/42	466	509,343
Federal National Mortgage Assoc.	3.500	10/01/42	879	962,852
Federal National Mortgage Assoc.	3.500	06/01/43	214	233,133
Federal National Mortgage Assoc.	3.500	06/01/45	265	287,050
Federal National Mortgage Assoc.	3.500	06/01/45	520	562,318
Federal National Mortgage Assoc.	3.500	09/01/45	354	382,685
Federal National Mortgage Assoc.	3.500	10/01/45	462	499,160
Federal National Mortgage Assoc.	3.500	01/01/46	144	154,778
Federal National Mortgage Assoc.	3.500	01/01/46	351	379,647
Federal National Mortgage Assoc.	3.500	04/01/46	4,582	4,933,953
Federal National Mortgage Assoc.	3.500	11/01/46	198	213,059
Federal National Mortgage Assoc.	3.500	06/01/47	662	708,045
Federal National Mortgage Assoc.	3.500	07/01/47	423	452,884
Federal National Mortgage Assoc.	3.500	07/01/47	1,699	1,848,590
Federal National Mortgage Assoc.	3.500	08/01/47	300	322,157
Federal National Mortgage Assoc.	3.500	09/01/47	527	563,816

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	10/01/47	1,807	$1,930,178
Federal National Mortgage Assoc.	3.500	11/01/47	1,753	1,874,643
Federal National Mortgage Assoc.	3.500	01/01/48	302	321,633
Federal National Mortgage Assoc.	3.500	01/01/48	378	406,164
Federal National Mortgage Assoc.	3.500	04/01/48	887	947,821
Federal National Mortgage Assoc.	3.500	08/01/48	740	788,312
Federal National Mortgage Assoc.	3.500	10/01/48	506	539,144
Federal National Mortgage Assoc.	3.500	11/01/48	340	362,787
Federal National Mortgage Assoc.	4.000	09/01/40	209	229,980
Federal National Mortgage Assoc.	4.000	11/01/40	900	987,971
Federal National Mortgage Assoc.	4.000	02/01/41	394	434,357
Federal National Mortgage Assoc.	4.000	02/01/41	524	575,928
Federal National Mortgage Assoc.	4.000	12/01/41	322	354,439
Federal National Mortgage Assoc.	4.000	10/01/43	310	343,497
Federal National Mortgage Assoc.	4.000	09/01/44	171	188,222
Federal National Mortgage Assoc.	4.000	10/01/44	395	434,009
Federal National Mortgage Assoc.	4.000	12/01/45	146	159,157
Federal National Mortgage Assoc.	4.000	04/01/46	154	167,303
Federal National Mortgage Assoc.	4.000	08/01/46	241	261,925
Federal National Mortgage Assoc.	4.000	09/01/46	1,638	1,794,311
Federal National Mortgage Assoc.	4.000	02/01/47	810	874,746
Federal National Mortgage Assoc.	4.000	03/01/47	852	930,690
Federal National Mortgage Assoc.	4.000	06/01/47	559	605,142
Federal National Mortgage Assoc.	4.000	10/01/47	182	196,527
Federal National Mortgage Assoc.	4.000	11/01/47	363	392,398
Federal National Mortgage Assoc.	4.000	12/01/47	385	415,571
Federal National Mortgage Assoc.	4.000	02/01/48	357	384,588
Federal National Mortgage Assoc.	4.000	09/01/48	495	532,061
Federal National Mortgage Assoc.	4.000	10/01/48	444	488,051
Federal National Mortgage Assoc.	4.000	02/01/49	417	447,687
Federal National Mortgage Assoc.	4.000	03/01/49	2,425	2,599,342
Federal National Mortgage Assoc.	4.000	08/01/49	2,996	3,218,340
Federal National Mortgage Assoc.	4.500	08/01/40	101	113,022
Federal National Mortgage Assoc.	4.500	04/01/41	121	136,892
Federal National Mortgage Assoc.	4.500	06/01/41	284	319,353
Federal National Mortgage Assoc.	4.500	08/01/41	149	166,351
Federal National Mortgage Assoc.	4.500	08/01/41	431	486,742
Federal National Mortgage Assoc.	4.500	08/01/44	320	355,949
Federal National Mortgage Assoc.	4.500	01/01/45	186	208,899
Federal National Mortgage Assoc.	4.500	11/01/47	256	281,284
Federal National Mortgage Assoc.	4.500	06/01/48	424	461,566
Federal National Mortgage Assoc.	4.500	12/01/48	361	393,212
Federal National Mortgage Assoc.	4.500	02/01/49	122	132,941
Federal National Mortgage Assoc.	5.000	09/01/30	26	29,931
Federal National Mortgage Assoc.	5.000	10/01/40	238	272,532

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	03/01/42	389	$449,369
Federal National Mortgage Assoc.	5.000	10/01/47	456	511,134
Federal National Mortgage Assoc.	5.000	01/01/48	84	93,600
Federal National Mortgage Assoc.	5.500	01/01/40	145	168,171
Federal National Mortgage Assoc., 11th District Cost of Funds Index (COFI Rate) + 1.250% (Cap 12.738%, Floor 5.709%)	5.707(c)	12/01/30	—(r)	474
Federal National Mortgage Assoc.	6.000	10/01/36	90	107,289
Federal National Mortgage Assoc.	6.000	07/01/41	92	108,089
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	694,695
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	115,739
Government National Mortgage Assoc.	2.000	03/20/51	1,475	1,505,619
Government National Mortgage Assoc.	2.500	TBA	6,500	6,756,445
Government National Mortgage Assoc.	2.500	12/20/46	438	458,097
Government National Mortgage Assoc.	2.500	01/20/50	1,379	1,434,166
Government National Mortgage Assoc.	3.000	07/20/42	618	661,210
Government National Mortgage Assoc.	3.000	03/20/43	409	437,174
Government National Mortgage Assoc.	3.000	08/20/43	78	83,299
Government National Mortgage Assoc.	3.000	09/20/43	152	162,096
Government National Mortgage Assoc.	3.000	01/20/44	139	148,934
Government National Mortgage Assoc.	3.000	05/20/45	170	180,898
Government National Mortgage Assoc.	3.000	08/15/45	199	209,556
Government National Mortgage Assoc.	3.000	05/20/46	1,083	1,148,482
Government National Mortgage Assoc.	3.000	07/20/46	1,751	1,852,132
Government National Mortgage Assoc.	3.000	08/20/46	95	100,974
Government National Mortgage Assoc.	3.000	10/20/46	547	580,178
Government National Mortgage Assoc.	3.000	03/20/47	1,074	1,141,917
Government National Mortgage Assoc.	3.000	01/20/48	148	156,572
Government National Mortgage Assoc.	3.000	08/20/48	2,350	2,466,999
Government National Mortgage Assoc.	3.000	09/20/49	1,167	1,228,666
Government National Mortgage Assoc.	3.000	12/20/49	1,267	1,325,667
Government National Mortgage Assoc.	3.000	01/20/50	1,913	2,012,378
Government National Mortgage Assoc.	3.000	04/20/50	345	362,744
Government National Mortgage Assoc.	3.000	06/20/50	939	982,944
Government National Mortgage Assoc.	3.500	01/15/42	102	110,675
Government National Mortgage Assoc.	3.500	12/20/42	294	318,366
Government National Mortgage Assoc.	3.500	01/20/43	436	471,399
Government National Mortgage Assoc.	3.500	02/20/43	198	214,188
Government National Mortgage Assoc.	3.500	08/20/43	731	791,624
Government National Mortgage Assoc.	3.500	10/20/43	959	1,038,333
Government National Mortgage Assoc.	3.500	03/20/45	112	120,741
Government National Mortgage Assoc.	3.500	04/20/45	646	695,360
Government National Mortgage Assoc.	3.500	04/20/46	1,260	1,354,770
Government National Mortgage Assoc.	3.500	07/20/46	812	870,169
Government National Mortgage Assoc.	3.500	10/20/46	1,561	1,675,850

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	12/20/46	1,474	$1,582,813
Government National Mortgage Assoc.	3.500	01/20/47	451	484,456
Government National Mortgage Assoc.	3.500	05/20/47	892	954,992
Government National Mortgage Assoc.	3.500	10/20/47	323	346,338
Government National Mortgage Assoc.	3.500	11/20/47	1,659	1,778,759
Government National Mortgage Assoc.	3.500	01/20/48	465	495,411
Government National Mortgage Assoc.	3.500	10/20/48	281	299,733
Government National Mortgage Assoc.	3.500	11/20/48	532	566,120
Government National Mortgage Assoc.	3.500	12/20/48	200	213,169
Government National Mortgage Assoc.	3.500	02/20/49	473	504,859
Government National Mortgage Assoc.	3.500	05/20/49	829	879,475
Government National Mortgage Assoc.	3.500	06/20/49	708	751,520
Government National Mortgage Assoc.	4.000	12/20/40	235	260,904
Government National Mortgage Assoc.	4.000	06/20/41	96	106,614
Government National Mortgage Assoc.	4.000	11/15/41	133	147,359
Government National Mortgage Assoc.	4.000	12/20/42	224	249,467
Government National Mortgage Assoc.	4.000	04/20/43	164	182,525
Government National Mortgage Assoc.	4.000	10/20/43	144	158,028
Government National Mortgage Assoc.	4.000	12/20/43	316	350,527
Government National Mortgage Assoc.	4.000	09/20/44	183	202,663
Government National Mortgage Assoc.	4.000	08/20/45	334	366,844
Government National Mortgage Assoc.	4.000	10/20/45	158	173,048
Government National Mortgage Assoc.	4.000	03/20/46	303	333,687
Government National Mortgage Assoc.	4.000	11/20/46	230	251,541
Government National Mortgage Assoc.	4.000	03/20/47	228	246,777
Government National Mortgage Assoc.	4.000	05/20/47	364	392,653
Government National Mortgage Assoc.	4.000	07/20/47	1,498	1,622,983
Government National Mortgage Assoc.	4.000	11/20/47	992	1,071,893
Government National Mortgage Assoc.	4.000	12/20/47	234	253,050
Government National Mortgage Assoc.	4.000	07/20/48	482	518,254
Government National Mortgage Assoc.	4.000	08/20/48	167	180,380
Government National Mortgage Assoc.	4.000	09/20/48	412	444,742
Government National Mortgage Assoc.	4.000	11/20/48	173	184,451
Government National Mortgage Assoc.	4.000	01/20/49	218	233,778
Government National Mortgage Assoc.	4.000	02/20/49	466	498,697
Government National Mortgage Assoc.	4.000	03/20/49	285	305,192
Government National Mortgage Assoc.	4.500	12/20/41	493	562,753
Government National Mortgage Assoc.	4.500	10/20/43	78	87,215
Government National Mortgage Assoc.	4.500	01/20/44	99	110,690
Government National Mortgage Assoc.	4.500	04/20/44	340	381,621
Government National Mortgage Assoc.	4.500	03/20/45	83	93,029
Government National Mortgage Assoc.	4.500	07/20/46	196	219,852
Government National Mortgage Assoc.	4.500	08/20/46	151	167,999
Government National Mortgage Assoc.	4.500	11/20/46	147	164,208
Government National Mortgage Assoc.	4.500	01/20/47	929	1,032,324

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	01/20/48	147	$161,313
Government National Mortgage Assoc.	4.500	02/20/48	1,006	1,088,487
Government National Mortgage Assoc.	4.500	03/20/48	101	110,437
Government National Mortgage Assoc.	4.500	07/20/48	178	194,187
Government National Mortgage Assoc.	4.500	08/20/48	65	71,013
Government National Mortgage Assoc.	4.500	12/20/48	327	354,321
Government National Mortgage Assoc.	5.000	10/20/37	7	7,559
Government National Mortgage Assoc.	5.000	09/20/40	93	107,001
Government National Mortgage Assoc.	5.000	04/20/45	49	56,579
Government National Mortgage Assoc.	5.000	08/20/45	200	228,044
Government National Mortgage Assoc.	6.000	12/15/39	130	154,556

Total U.S. Government Agency Obligations (cost $272,844,574)				278,381,291
U.S. Treasury Obligations 5.9%
U.S. Treasury Bonds	1.375	11/15/40	10,945	9,539,252
U.S. Treasury Bonds	3.125	08/15/44(k)	16,640	19,331,000
U.S. Treasury Bonds	3.375	05/15/44	1,300	1,570,156
U.S. Treasury Bonds	3.375	11/15/48	10,920	13,407,713
U.S. Treasury Notes	0.125	01/15/24(k)	155	154,358
U.S. Treasury Notes	0.750	03/31/26	440	438,281
U.S. Treasury Notes	1.125	02/15/31	2,795	2,668,788
U.S. Treasury Notes	1.250	03/31/28	6,390	6,371,030
U.S. Treasury Notes	2.625	02/15/29	1,630	1,775,936
U.S. Treasury Notes	2.875	05/15/28	16,215	17,935,310
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	250,881
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	736,746
U.S. Treasury Strips Coupon	2.222(s)	02/15/41	1,590	1,005,302
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	729,790
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	925,488
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	3,590	2,146,988
U.S. Treasury Strips Coupon	2.346(s)	11/15/40	510	324,448
U.S. Treasury Strips Coupon	2.380(s)	05/15/41	1,590	998,657
U.S. Treasury Strips Coupon	2.394(s)	11/15/43(k)	2,087	1,216,656
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	317,912
U.S. Treasury Strips Coupon	2.436(s)	02/15/46(k)	415	227,747
U.S. Treasury Strips Coupon	2.524(s)	11/15/39(k)	280	183,017

Total U.S. Treasury Obligations (cost $85,769,905)				82,255,456

Total Long-Term Investments (cost $1,350,559,387)				1,378,295,820

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 5.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	62,427,283	$62,427,283
PGIM Institutional Money Market Fund (cost $13,077,511; includes $13,076,172 of cash collateral for securities on loan)(b)(wa)	13,091,592	13,085,046

Total Short-Term Investments (cost $75,504,793)		75,512,329

TOTAL INVESTMENTS 103.6% (cost $1,426,064,180)		1,453,808,149
Liabilities in excess of other assets(z) (3.6)%		(51,156,576)

Net Assets 100.0%		$1,402,651,573

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CBOE	Chicago Board Options Exchange
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,487,810 and 0.8% of net assets.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,813,318; cash collateral of $13,076,172 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 10,000,000 is 0.7% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $1,506,094)	2.000%	TBA	05/13/21	(1,500)	$(1,514,883)

Futures contracts outstanding at April 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
668	2 Year U.S. Treasury Notes	Jun. 2021	$147,466,218	$(24,388)
1,124	5 Year U.S. Treasury Notes	Jun. 2021	139,305,750	50,366
392	20 Year U.S. Treasury Bonds	Jun. 2021	61,642,000	(626,227)
171	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	31,789,969	(562,694)
				(1,162,943)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
Futures contracts outstanding at April 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
675	10 Year U.S. Treasury Notes	Jun. 2021	$89,121,094	$51,192
413	10 Year U.S. Ultra Treasury Notes	Jun. 2021	60,110,862	883,741
				934,933
				$(228,010)
Credit default swap agreement outstanding at April 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	0.425%	$15,175	$10,763	$4,412	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$(16,588)	$(23,419)	$6,831	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2021 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at April 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,310	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(93,049)	$(93,049)
6,620	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(204,775)	(204,775)
21,870	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(76,312)	(507,712)	(431,400)
9,915	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(185,942)	(185,942)
				$(76,312)	$(991,478)	$(915,166)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).